Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 6,291	$ 5,869	$ 18,591	$ 17,334
Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	171	161	517	532
Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	30	29	82	89
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	50	53	150	157
Past service costs				49
Net interest expense (income)	(44)	(41)	(133)	(122)
Administrative expense	5	6	16	17
Defined benefit pension expense	11	18	33	101
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	160	143	484	431
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	8	9	26	25
Net interest expense (income)	20	18	59	57
Remeasurements of other long-term benefits	2	2	(3)	7
Defined benefit pension expense	$ 30	$ 29	$ 82	$ 89